Stock-based Compensation - LTIP Valuation Assumptions (Details) - Common Class A	12 Months Ended
Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.00%
Dividend yield	0.00%
Expected volatility	25.00%
Expected term	2 years 7 months 18 days